Note 7 - Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
NOTE 7 – RELATED PARTY TRANSACTIONS

A.   LEASE ON FACILITIES

The Company leases a 6,000 square foot warehouse and office facility located at 601 NE 26th Court in Pompano Beach, Florida.  The lease, which is part of the Company’s Operations Agreement with Schoell Marine, provides for the Company to pay rent equal to the monthly mortgage payment on the building plus property taxes, rent, utilities and sales tax due on rent. Occupancy costs for the six months ended June 30, 2012 and 2011 were $31,482 and $31,482, respectively. The Operations Agreement runs year-to-year, however, the lease portion of this agreement is month-to-month, but can only be cancelled on 180 day notice by Schoell Marine.

B.   DEFERRED COMPENSATION

Included in accounts payable and accrued expenses - related parties payables as of June 30, 2012 and December 31, 2011 are $1,428,840 and $1,305,722, respectively, of accrued and deferred officers’ salaries compensation which will be paid if funds are available. These are non-interest bearing and due on demand.

NOTE 7 - RELATED PARTY TRANSACTIONS

A. LEASE ON FACILITIES

The Company leases a 6,000 square foot warehouse and office facility located at 601 NE 26th Court in Pompano Beach, Florida.  The lease, which is part of the Company’s Operations Agreement with Schoell Marine, provides for the Company to pay rent equal to the monthly mortgage payment on the building plus property taxes, rent, utilities and sales tax due on rent. Occupancy costs for the years ended December 31, 2011 and 2010 were $62,964 and $62,964, respectively. The Operations Agreement runs year-to-year, however, the lease portion of this agreement is month-to-month, but can only be cancelled on 180 days notice by Schoell Marine.

B. DEFERRED COMPENSATION

Included in related party payables as of December 31, 2011 and 2010 is $1,304,645 and $970,614, respectively, of accrued and deferred officers’ salaries compensation which will be paid if funds are available. These are non-interest bearing and due on demand.